Intangible assets - Estimated useful life (Details) £ in Millions	12 Months Ended
Dec. 31, 2022 GBP (£)
Disclosure of detailed information about intangible assets
Residual values of intangible assets	£ 0
Customer lists | Minimum
Disclosure of detailed information about intangible assets
Estimated useful economic lives of intangible assets	3 years
Customer lists | Maximum
Disclosure of detailed information about intangible assets
Estimated useful economic lives of intangible assets	15 years
Other intangibles | Minimum
Disclosure of detailed information about intangible assets
Estimated useful economic lives of intangible assets	2 years
Other intangibles | Maximum
Disclosure of detailed information about intangible assets
Estimated useful economic lives of intangible assets	15 years
Product development | Minimum
Disclosure of detailed information about intangible assets
Estimated useful economic lives of intangible assets	2 years
Product development | Maximum
Disclosure of detailed information about intangible assets
Estimated useful economic lives of intangible assets	5 years
Computer software | Minimum
Disclosure of detailed information about intangible assets
Estimated useful economic lives of intangible assets	3 years
Computer software | Maximum
Disclosure of detailed information about intangible assets
Estimated useful economic lives of intangible assets	5 years